Revenues - Disaggregation of Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Other revenues	$ 5	$ 5
Revenues	2,120	2,005
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,662	1,568
Revenues	1,662	1,568
Capacity arrangements and transportation | Intra-Alberta & Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	24	17
Marketing activities
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	453	432
Revenues	$ 453	$ 432